FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
9.   FINANCIAL INSTRUMENTS

Fair values
The carrying value and estimated fair value of the Company's financial instruments at December 31, 2011 and 2010 are as follows:

(in thousands of $)	2011 Fair value	2011 Carrying value	2010 Fair value	2010 Carrying value
Financial assets:
Restricted cash and investments	941	941	7,727	7,727

The estimated fair values of financial assets are as follows:

(in thousands of $)	2011 Fair value	Level 1	Level 2	Level 3
Financial assets:
Restricted cash and investments	941	941	-	-

The following methods and assumptions were used to estimate the fair value of each class of financial instrument;

Restricted cash and investments - the carrying value is a reasonable estimate of fair value.

Concentrations of risk
There is a concentration of credit risk with respect to Restricted Cash to the extent that all of the amounts are invested with The Bank of New York Mellon.